TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
TRANSACTIONS WITH RELATED PARTIES
Schedule of summary of main transactions with related parties

b)    The following table presents the main transactions with related parties as of December 31, 2019 and 2018:

	2019	2018
	S/(000)	S/(000)

Statement of financial position -
Direct loans	1,657,206	2,594,712
Investments	935,286	775,397
Deposits	(751,990)	(425,938)
Derivatives at fair value	4,984	890

Statement of income
Interest income related to loans	28,477	28,384
Interest expenses related to deposits	(10,377)	(9,573)
Other income	9,698	8,088

Off-balance sheet
Indirect loans	373,865	325,427

Schedule of summary of group's key executives compensation

e)    The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2019 and 2018 was as follows:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Director’s compensation	6,766	5,665	5,318
Senior Management Compensation:
Remuneration	32,218	34,118	27,133
Stock awards vested	27,157	27,313	26,572
Total	66,141	67,096	59,023

Schedule of funds in which group holds interests

f)     At December 31, 2019 and 2018 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2019	2018
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
Bolivianos	126,722	104,596
Soles	59,934	18,394
U.S. Dollars	38,149	76,887
Colombian pesos	17,475	5,201
Chilean pesos	6,765	6,938
Total	249,045	212,016

Restricted mutual funds, Note 6(a)(ii)	460,086	407,350